Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000028137 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%	[1]
C000028137 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%	[1]
C000028137 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[1]
C000028137 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%	[1]
C000028137 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%	[1]
C000028137 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%	[1]
C000028137 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[1]
C000028137 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.90%	[1]
C000028137 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[1]
C000028137 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[1]
C000028137 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%	[1]
C000028139 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%	[2]
C000028139 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%	[2]
C000028139 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[2]
C000028139 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%	[2]
C000028139 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%	[2]
C000028139 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%	[2]
C000028139 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[2]
C000028139 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.90%	[2]
C000028139 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[2]
C000028139 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[2]
C000028139 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%	[2]
C000202493 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%	[3]
C000202493 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%	[3]
C000202493 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[3]
C000202493 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%	[3]
C000202493 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%	[3]
C000202493 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%	[3]
C000202493 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[3]
C000202493 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.90%	[3]
C000202493 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[3]
C000202493 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[3]
C000202493 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%	[3]
C000203260 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%	[4]
C000203260 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%	[4]
C000203260 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[4]
C000203260 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%	[4]
C000203260 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%	[4]
C000203260 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%	[4]
C000203260 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[4]
C000203260 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.90%	[4]
C000203260 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[4]
C000203260 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[4]
C000203260 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%	[4]
C000028140 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%	[5]
C000028140 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%	[5]
C000028140 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[5]
C000028140 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%	[5]
C000028140 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%	[5]
C000028140 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%	[5]
C000028140 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[5]
C000028140 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.90%	[5]
C000028140 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[5]
C000028140 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[5]
C000028140 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%	[5]

[1]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[2]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[3]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[4]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[5]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.